SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details) - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Operating Leases - Lessee
2024		$ 87,465
2025		89,003
2026		90,588
2027		92,220
Thereafter		31,113
Total operating lease payments	$ 346,781	390,389
Present value adjustment	(40,922)	(53,615)
Total operating lease liabilities	305,859	$ 336,774
Remaining six months ending June 30, 2024	43,857
2025	89,003
2026	90,588
2027	92,220
Thereafter	$ 31,113